Warrant Liabilities - Additional Information (Detail) - USD ($)					1 Months Ended	3 Months Ended				6 Months Ended		11 Months Ended	12 Months Ended
	Feb. 12, 2016	Mar. 06, 2015	Mar. 05, 2015	Nov. 18, 2014	Jul. 31, 2015	Jun. 30, 2016	Mar. 25, 2016	Dec. 31, 2015	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Feb. 12, 2016	Dec. 31, 2015	Dec. 31, 2014	Apr. 30, 2015
Class of Warrant or Right [Line Items]
Aggregate VWAP (percent)										1.00%			1.00%
Change in fair value of warrants liabilities						$ 47,000			$ (4,925,000)	$ (1,123,000)	$ 1,249,000		$ 515,860	$ 3,941,335
Warrants cashless exercised													43,720
Issuance of shares upon cashless exercise warrants													13,407
Proceeds from issuance of common stock under tender offer													$ 1,434,194	0
Common Stock [Member]
Class of Warrant or Right [Line Items]
Issuance of shares upon cashless exercise warrants					905								5,879,560
Series A Warrants to Purchase Shares of Common Stock [Member] | IPO [Member]
Class of Warrant or Right [Line Items]
Number of common stock purchased upon issuance of warrants				2,449,605		2,449,605				2,449,605
Exercise price of warrants exercised				$ 6.50		$ 6.50				$ 6.50
Warrants term				5 years						5 years
Series A Warrant Liability [Member]
Class of Warrant or Right [Line Items]
Warrants exercised						24,000		24,000		24,000			24,000
Warrants outstanding						2,425,605		2,425,605		2,425,605			2,425,605
Fair value of warrants outstanding								$ 1,200,000					$ 1,200,000
Change in fair value of warrants liabilities										$ 582,000			400,000
Gross proceeds upon exercise of warrants		$ 200,000								0	156,000		156,000	0
Warrant liability						$ 631,000		$ 1,212,803		$ 631,000			$ 1,212,803	$ 857,362
Series A Warrant Liability [Member] | Common stock warrant liability [Member]
Class of Warrant or Right [Line Items]
Warrants exercised								24,000					24,000
Warrants outstanding						2,425,605		2,425,605		2,425,605			2,425,605	2,449,605
De-recognition of Warrant liability upon exercise													$ 42,000
Series B Warrants to Purchase Shares of Common Stock [Member]
Class of Warrant or Right [Line Items]
Number of common stock purchased upon issuance of warrants						2,449,605		2,449,605		2,449,605			2,449,605
Exercise price of warrants exercised						$ 6.50		$ 6.50		$ 6.50			$ 6.50
Warrants term													15 months
Decrease in common stock market price												$ 6.50
Series B Warrant Liability [Member]
Class of Warrant or Right [Line Items]
Exercise price of warrants exercised			$ 6.50
Warrants exercised			589,510
Warrants outstanding								116,580					116,580
Warrants cashless exercised							102,300						1,713,045
De-recognition of warrant liability			$ 6,700,000							$ 0	3,000
Gross proceeds upon exercise of warrants			$ 3,800,000										$ 3,720,713	$ 0
Warrant liability								$ 0					0	17,438,731
Series B Warrant Liability [Member] | Cash Less Exercise [Member]
Class of Warrant or Right [Line Items]
De-recognition of warrant liability										593,000	$ 1,724,000		12,527,991	$ 0
Series B Warrant Liability [Member] | Decrease in carrying value [Member]
Class of Warrant or Right [Line Items]
Change in fair value of warrants liabilities								$ 2,700,000		$ 272,000			$ 16,600,000
Series B Warrant Liability [Member] | Common stock warrant liability [Member]
Class of Warrant or Right [Line Items]
Warrants exercised								468					468
Warrants outstanding						0		116,580		0			116,580	2,449,605
De-recognition of Warrant liability upon exercise													$ 3,332
Series B Warrant Liability [Member] | Common stock warrant liability [Member] | Cash Less Exercise [Member]
Class of Warrant or Right [Line Items]
Warrants exercised	102,300					102,300		1,713,045		102,300		102,300	1,713,045
De-recognition of Warrant liability upon exercise, shares issued	485,202									485,202			5,879,560
De-recognition of Warrant liability upon exercise	$ 593,000									$ 593,000			$ 12,527,991
Series B Warrant Liability [Member] | Common Stock [Member]
Class of Warrant or Right [Line Items]
De-recognition of warrant liability													$ 12,500,000
Series C Warrant Liability [Member]
Class of Warrant or Right [Line Items]
Number of common stock purchased upon issuance of warrants						590,415		590,415		590,415			590,415
Exercise price of warrants exercised			$ 6.25
Fair value of warrants outstanding								$ 500,000					$ 500,000
Change in fair value of warrants liabilities										$ 269,000			2,600,000
Warrants cashless exercised					905
Proceeds from issuance of common stock under tender offer					$ 5,882
Warrant liability						$ 193,000		$ 462,437		$ 193,000			$ 462,437
Series C Warrant Liability [Member] | Common stock warrant liability [Member]
Class of Warrant or Right [Line Items]
Exercise price of warrants exercised															$ 6.25
Warrants outstanding						590,415		590,415		590,415			590,415
Warrants cashless exercised					905
Proceeds from issuance of common stock under tender offer					$ 5,882
Series C Warrant Liability [Member] | Common Stock [Member]
Class of Warrant or Right [Line Items]
Issuance of shares upon cashless exercise warrants					905